Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Intangible Assets [Line Items]
Impairment of intangible assets			2,613	10,910
Amortization expenses recorded in cost of revenues	$ 9,588	59,488	22,707	23,583